Performance Management	Jan. 12, 2026
FIS Christian Stock Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the FIS Christian Stock Fund, a series of NEOS ETF Trust (the “Predecessor Fund”), in a tax-free reorganization in December, 2025. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time. The bar chart below shows the Predecessor Fund’s performance for calendar years set forth below. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the MSCI World Index Net (USD). The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information and daily NAV per share information is available at no cost by visiting www.faithinvestorservices.com or by calling (833) 833-1311.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time.
Bar Chart [Heading]	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/23	11.18%
Worst Quarter:	9/30/23	-3.81%
The Fund’s calendar year-to-date return as of the most recent fiscal quarter, which ended August 31, 2025, was 8.92%.
Year to Date Return, Label [Optional Text]	calendar year-to-date return
Bar Chart, Year to Date Return	8.92%
Bar Chart, Year to Date Return, Date	Aug. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.18%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.81%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One-year	Since inception (2/8/22)
Return Before Taxes (No Load)	13.35%	5.98%
Return After Taxes on Distributions (No Load)	13.15%	5.75%
Return After Taxes on Distributions and Sale of Fund Shares (No Load)	8.05%	4.59%
MSCI World Index Net (USD)(1) (reflects no deduction for fees, expenses or taxes)	13.35%	5.98%

(1)	The MSCI World Index Net (USD) captures large and mid-cap representation across 23 Developed Markets (DM) countries. With 1,429 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.faithinvestorservices.com
Performance Availability Phone [Text]	(833) 833-1311
FIS Bright Portfolios Focused Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the FIS Bright Portfolios Focused Equity ETF, a series of NEOS ETF Trust (the “Predecessor Fund”), in a tax-free reorganization in December, 2025. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

Because the Predecessor Fund has not yet commenced to complete a full year of investment operations, no performance information is presented for the Predecessor Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	Because the Predecessor Fund has not yet commenced to complete a full year of investment operations, no performance information is presented for the Predecessor Fund at this time.